As filed with the Securities and Exchange Commission on November
24, 2008

                                               File Nos.
                                               033-07785
                                               811-04787

            SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D.C. 20549
                        FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 29                (X)

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30                               (X)

              FRANKLIN NEW YORK TAX-FREE TRUST
(a Delaware Statutory Trust, as successor to Franklin New York
                    Tax-Free Trust,
            a Massachusetts Business Trust)
    (Exact Name of Registrant as Specified in Charter)

      ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
    (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

   Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94404-1906
        (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on December 1, 2008 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a) (ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[   ] This Post-Effective amendment designates a new effective date for a previously filed Post-Effective amendment.

The Registrant's prospectus and statement of additional
information dated February 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type 485BPOS on
January 28, 2008 (Accession number 0000798523-08-000002), are hereby incorporated by reference. (File Nos. 033-07785 and 811-
04787)

The Registrant's supplement dated July 1, 2008, as filed with the
Securities and Exchange Commission ("SEC") under Form Type 497 on
June 10, 2008 (Accession number 0000912291-08-000013), is also incorporated by reference. (File Nos. 033-07785 and 811-04787)

The Registrant's supplement dated June 25, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on June 25, 2008 (Accession number 0000225375-08-000015), is also incorporated by reference. (File Nos. 033-07785 and 811-
04787)

The Registrant's supplement dated June 25, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on June 25, 2008 (Accession number 0000225375-08-000016), is also incorporated by reference. (File Nos. 033-07785 and 811-
04787)

The Registrant's supplement dated July 28, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on July 25, 2008 (Accession number 0000798523-08-000013), is also incorporated by reference. (File Nos. 033-07785 and 811-
04787)

The Registrant's supplement dated July 30, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on July 31, 2008 (Accession number 0000773478-08-000010), is also incorporated by reference. (File Nos. 033-07785 and 811-
04787)

The Registrant's supplement dated September 19, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form
Type 497 on September 23, 2008 (Accession number 0001124459-08-
000043), is also incorporated by reference. (File Nos. 033-07785 and 811-04787)

The Registrant's supplement dated October 30, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on October 29, 2008 (Accession number 0000225375-08-000037), is also incorporated by reference. (File Nos. 033-07785 and 811-
04787)

The Registrant's supplement dated November 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on October 30, 2008 (Accession number 0000798523-08-000027), is also incorporated by reference. (File Nos. 033-07785 and 811-
04787)

NYT P-2

     AMENDMENT DATED DECEMBER 1, 2008
TO THE PROSPECTUS DATED FEBRUARY 1, 2008
OF FRANKLIN NEW YORK TAX-FREE TRUST
(Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Limited-Term Tax-Free Income Fund, Franklin New York Tax-Exempt Money Fund)

The prospectus is amended as follows:

I. As of December 1, 2008, the Franklin New York Intermediate-Term Tax-Free Income Fund offers three classes of shares, Class A, Class C and Advisor Class.

II. For Franklin New York Intermediate-Term Tax-Free Income Fund, the sections entitled “Performance –Class A Annual Total Returns,” “Performance – Average Annual Total Returns,” and “Fees and Expenses,” beginning on page 23 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS1

Best Quarter:	Q3 ’02	4.68%
Worst Quarter:	Q2 ’04	-2.25%

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2007
	1 Year	5 Years	10 Years

Franklin New York Intermediate-Term Tax-Free Income Fund – Class A2
Return Before Taxes	0.90%	2.81%	4.26%
Return After Taxes on Distributions	0.90%	2.80%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares	1.86%	2.91%	4.26%
Lehman Brothers Municipal Bond Index: 10-Year Component[3]	4.29%	4.31%	5.21%
(index reflects no deduction for fees, expenses, or taxes)

			Since
			Inception
		1 Year	(7/1/03)

Franklin New York Intermediate-Term Tax-Free Income Fund – Class C2		1.64%	2.22%
Lehman Brothers Municipal Bond Index: 10-Year Component[3]		4.29%	3.81%

	1 Year	5 Years	10 Years

Franklin New York Intermediate-Term Tax-Free Income Fund – Advisor Class[4]	0.90%	2.81%	4.26%
Lehman Brothers Municipal Bond Index: 10-Year Component[3]	4.29%	4.31%	5.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -1.78%.

2. Figures reflect sales charges for the periods indicated.

3. Source: © 2008 Morningstar. The unmanaged Lehman Brothers Municipal Bond Index: 10-Year Component is the 10-year (8-12) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prere-funded. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

4. Effective December 1, 2008, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to December 1, 2008, a restated figure is used based on the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after December 1 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES	(fees paid directly from your investment)
			Advisor
	Class A	Class C	Class[1]

Maximum sales charge (load) as a percentage of offering price	2.25%[2]	1.00%	None
Load imposed on purchases	2.25%[2]	None	None
Maximum deferred sales charge (load)	None[3]	1.00%	None

Please see “Sales Charges” on page 62 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES	(expenses deducted from Fund assets)
			Advisor
	Class A	Class C	Class[1]

Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses	0.09%	0.09%	0.09%

Total annual Fund operating expenses	0.74%	1.29%	0.64%

1. The Fund began offering Advisor Class shares on December 1, 2008. Total annual Fund operating expenses are based on the expenses for the Fund’s Class A shares for the fiscal year ended September 30, 2007.

2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

3. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see page 66).

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

  You invest $10,000 for the periods shown;
  Your investment has a 5% return each year; and
  The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

If you sell your shares at the end of the period:
Class A	$299[1]	$456	$627	$1,123
Class C	$231	$409	$708	$1,556
Advisor Class	$65	$205	$357	$798
If you do not sell your shares:
Class C	$131	$409	$708	$1,556

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

III. For Franklin New York Intermediate-Term Tax-Free Income Fund:

The “Financial Highlights” tables beginning on page 28 are revised to add the following:

Six Months Ended March 31, 2008 (unaudited)	Class A	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.80	$10.82
Income from investment operations[a]:
Net investment income[b]	0.20	0.17
Net realized and unrealized gains (losses)	(0.04)	(0.05)
Total from investment operations	0.16	0.12
Less distributions from net investment income	(0.20)	(0.17)
Redemption fees	—[e]	—[e]

Net asset value, end of period	$10.76	$10.77

Total return[c]	1.50%	1.12%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.73%	1.28%
Expenses net of waiver and payments by affiliates	0.73%	1.28%
Net investment income	3.60%	3.05%
Supplemental data
Net assets, end of period (000’s)	$293,093	$13,076
Portfolio turnover rate	3.48%	3.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eAmount rounds to less than $0.01 per share.

IV. For Franklin New York Insured Tax-Free Income Fund:

(a) Footnote 1 on page 10 under the “Performance” section is revised as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -6.87%.

(b) The “Financial Highlights” tables beginning on page 15 are revised to add the following:

Six Months Ended March 31, 2008 (unaudited)	Class A	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.37	$11.55
Income from investment operations[a]:
Net investment income[b]	0.23	0.21
Net realized and unrealized gains (losses)	(0.41)	(0.42)
Total from investment operations	(0.18)	(0.21)
Less distributions from net investment income	(0.23)	(0.20)
Redemption fees	—[e]	—[e]

Net asset value, end of period	$10.96	$11.14

Total return[c]	(1.62)%	(1.86)%
Ratios to average net assets[d]
Expenses	0.65%	1.20%
Net investment income	4.14%	3.59%
Supplemental data
Net assets, end of period (000’s)	$505,909	$58,887
Portfolio turnover rate	4.12%	4.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eAmount rounds to less than $0.01 per share.

VI. For Franklin New York Tax-Exempt Money Fund:

(a) Under the “Performance” section on page 49 add the following footnote to the heading “Annual Total Returns”:

1. As of September 30, 2008, the Fund’s year-to-date return was 0.86%.

(b) The “Financial Highlights” tables beginning on page 52 are revised to add the following:

Six Months Ended
August 31, 2008
(unaudited)

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00
Income from investment operations – net investment income	0.012
Less distributions from net investment income	(0.012)

Net asset value, end of period	$1.00

Total return[a]	1.25%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.80%
Expenses net of waiver and payments by affiliates	0.64%
Net investment income	2.45%
Supplemental data
Net assets, end of period (000’s)	$71,964

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

bRatios are annualized for periods less than one year.

VII. The table under “Your Account - Sales Charges” on page 62 is revised as follows:

Class A	Class C	Advisor Class

Initial sales charge of 4.25% or less	No initial sales charge	See “Qualified Investors – Advisor
(Insured Fund) or 2.25% or less		Class” below
(Intermediate Fund and Limited-Term
Funds)

Deferred sales charge of 0.75% on	Deferred sales charge of 1% on
purchases of $1 million or more sold	shares you sell within 12 months
within 18 months

Lower annual expenses than Class C	Higher annual expenses than Class
due to lower distribution fees	A due to higher distribution fees

The Intermediate Fund began offering Advisor Class shares on December 1, 2008.

VIII. The following section is added to the “Your Account” section:

Qualified Investors – Advisor Class

The following investors or investments may qualify to buy Advisor Class shares of the Fund:

  Shares acquired by a financial intermediary that has entered into an agreement with Distributors authorizing the sale of Fund shares, in connection with its mutual fund trading platform, that the intermediary holds, directly or indirectly, on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with any broker-dealer, trust company, registered investment advisor, or investment advisor with assets under management in excess of $100 million that is exempt from federal registration, that is not an affiliate or associated person of the financial intermediary. Minimum initial investment: $50,000 for individual or multiple clients.
  Shares acquired by a financial intermediary that the intermediary holds on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with the financial intermediary or an affiliate or associated person of the financial intermediary, provided the financial intermediary has entered into an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.
  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton Funds, consistent with our then-current policies. Minimum initial investment: $100 ($50 for accounts with an automatic investment plan).
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as Trustee of an inter vivos or testamentary trust.
  Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.
  An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customer.
  Unaffiliated U.S. registered mutual funds, including those that operate as “fund of funds.” Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.
  Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources Inc. approves the investment.

IX. Under the “Exchanging Shares” section on page 81, add the following paragraph:

Advisor Class

You can exchange your Advisor Class shares for Advisor Class shares of other Franklin Templeton funds. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Funds.

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund’s Advisor Class shares.

Please keep this supplement for future reference.

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NYT SA-1

     SUPPLEMENT DATED DECEMBER 1, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2008
OF
FRANKLIN NEW YORK TAX-FREE TRUST

     (Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Limited-Term Tax-Free Income Fund, Franklin New York Tax-Exempt Money Fund)

The prospectus is amended as follows:

I. As of December 1, 2008, the Franklin New York Intermediate-Term Tax-Free Income Fund offers three classes of shares, Class A, Class C and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2007, and the unaudited financial statements in the Funds’ Semiannual Report to Shareholders for the period ended March 31, 2008, are incorporated by reference (are legally a part of this SAI).

III. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 41 is replaced with the following: The New York Insured Tax-Free Income Fund currently offers two classes of shares, Class A and Class C. The New York Intermediate-Term Tax-Free Income Fund currently offers three classes of shares, Class A, Class C and Advisor Class. The New York Intermediate-Term Tax-Free Income Fund began offering Advisor Class shares on December 1, 2008. The full title of each class is:

  Franklin New York Insured Tax-Free Income Fund – Class A
  Franklin New York Insured Tax-Free Income Fund – Class C
  Franklin New York Intermediate-Term Tax-Free Income Fund – Class A
  Franklin New York Intermediate-Term Tax-Free Income Fund – Class C
  Franklin New York Intermediate-Term Tax-Free Income Fund – Advisor Class

IV. The eighth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 29 is deleted.

V. The ninth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 29 is replaced with the following:

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of each Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class other than set forth above.

VI. The tenth paragraph under “Organization, Voting Rights and Principal Holders” on page 30 is replaced with the following:

As of November 4, 2008, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VII. Under “Buying and Selling Shares – Initial sales charges,” the following sentence is added:

There is no initial sales charge for Advisor Class.

Please keep this supplement for future reference.

               FRANKLIN NEW YORK TAX-FREE TRUST
                      FILE NOS.033-07785 &
                           811-04787

                           FORM N-1A
                             PART C
                       Other Information

Item 23. Exhibits

     The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a) Agreement and Declaration of Trust

   (i)   Agreement and Declaration of Trust of
         Franklin New York Tax-Free Trust, a Delaware
         Statutory Trust, dated October 18, 2006
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

   (ii)  Certificate of Trust of Franklin New York Tax-Free
         Trust, a Delaware Statutory Trust, dated
         October 18, 2006
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

   (iii) Amendment dated October 21, 2008 to Agreement and
         Declaration of Trust dated October 18, 2006

(b) By-Laws

   (i)   By-Laws of Franklin New York Tax-Free Trust, a
         Delaware Statutory Trust, effective as of October
         18, 2006
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(c) Instruments Defining Rights of Security Holders

         Not Applicable

(d) Investment Advisory Contracts

    (i)  Form of Investment Management Agreement between
         Registrant on behalf of Franklin New York Limited-
         Term Tax-Free Income Fund
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

    (ii) Form of Investment Management Agreement between
         Registrant on behalf of Franklin New York Insured
         Tax-Free Income Fund, Franklin New York
         Intermediate-Term Tax-Free Income Fund, Franklin
         New York Tax-Exempt Money Fund and Franklin
         Advisers, Inc., A California Corporation
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(e) Underwriting Contracts

    (i)  Form of Distribution Agreements between Registrant
         and Franklin/Templeton Distributors Inc.
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

    (ii) Forms of Selling Agreements between
         Franklin/Templeton Distributors, Inc. and
         Securities Dealers dated November 1, 2003
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

    (iii) Amendment dated May 15, 2006 to Forms of Selling
         Agreements between Franklin/Templeton
         Distributors, Inc. and Securities Dealers
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(f) Bonus or Profit Sharing Contracts

    Not Applicable

(g) Custodian Agreements

    (i)  Master Custody Agreement between Registrant and
         The Bank of New York Mellon dated February 16,
         1996
         Filing: Post-Effective Amendment No. 17 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: March 1,  1999

    (ii) Amendment dated May 7, 1997 to Master Custody
         Agreement between the Registrant and The Bank of
         New York Mellon dated February 16, 1996
         Filing: Post-Effective Amendment No. 16 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: February  23, 1998

    (iii) Amendment dated February 27, 1998 to the Master
         Custody Agreement between the Registrant and The
         Bank of New York Mellon dated February 16, 1996
         Filing: Post-Effective Amendment No. 17 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: March 1,  1999

    (iv) Amendment dated June 3, 2008, to Exhibit A of the
         Master Custody Agreement between Registrant and
         The Bank of New York Mellon dated February 16,
         1996

    (v)  Terminal Link Agreement between Registrant and The
         Bank of New York Mellon dated February 16, 1996
         Filing: Post-Effective Amendment No. 17 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: March 1,  1999

(h) Other Material Contracts

    (i)  Form of Subcontract for Fund Administrative
         Services between Franklin Advisers, Inc. and
         Franklin Templeton Services, LLC
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

    (ii) Form of Fund Administrative Agreement between
         Franklin New York Tax-Free Trust, a Delaware
         Statutory Trust, on behalf of its series, Franklin
         New York Limited-Term Tax-Free Income Fund and
         Franklin Templeton Services, LLC
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(i) Legal Opinion

(i)      Opinion and Consent of Counsel dated January 25,
         2008
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(j) Other Opinions

    (i)  Consent of Independent Registered Public
         Accounting Firm
         Filing: Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(k) Omitted Financial Statements

    Not Applicable

(l) Initial Capital Agreements

    Not Applicable

(m) Rule 12b-1 Plan

(i)      Form of Class A Distribution Plan pursuant to Rule
         12b-1 between Registrant on behalf of Franklin New
         York Insured Tax-Free Income Fund
         Filing:  Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(ii)     Form of Class A Distribution Plan pursuant to Rule
         12b-1 between Registrant on behalf of Franklin New
         York Intermediate-Term Tax-Free Income Fund
         Filing:  Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(iii)    Form of Class A Distribution Plan pursuant to Rule
         12b-1 between Registrant on behalf of Franklin New
         York Limited-Term Tax-Free Income Fund
         Filing:  Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(iv)     Form of Class C Distribution Plan pursuant to
         Rule 12b-1 between Registrant on behalf of
         Franklin New York Insured Tax-Free Fund -- Class C
         and Franklin New York Intermediate-Term Tax-Free
         Income Fund-Class C
         Filing:  Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

(n) Rule 18f-3 Plan

    (i)  Form of Multiple Class Plan on behalf of Franklin
         New York Insured Tax-Free Income Fund
         Filing:  Post-Effective Amendment No. 28 to
         Registration Statement on Form N-1A
         File No. 033-07785
         Filing Date: January 28, 2008

    (ii) Form of  Multiple Class Plan on behalf of Franklin
         New York Intermediate-Term Tax-Free Income Fund

(p) Code of Ethics

    (i)  Code of  Ethics dated May 2008

(q) Power of Attorney

           (i) Power of Attorney dated  February 25, 2008

Item 24.   Persons Controlled by or under Common Control with
           Registrant

           None

Item 25.   Indemnification

The Agreement and Declaration of Trust (the "Declaration")
provides that any person who is or was a Trustee, officer,
employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1)
any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or
(2) the person's own willful misfeasance, bad faith, gross
negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as
Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its
investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware
Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any
Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the
Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by
judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no
indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the
Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such
Trustee, officer or controlling person in connection with
securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by
controlling precedent, to submit to a court or appropriate
jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment
Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), the Registrant's manager, also serve as officers and/or
directors/trustees for (1) Advisers' corporate parent, Franklin
Resources, Inc., and/or (2) other investment companies in
Franklin Templeton Investments. For additional information
please see Part B and Schedules A and D of Form ADV of Advisers
(SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a
substantial nature engaged in by those officers and directors during the past two years.

Item 27. Principal Underwriters

a) Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b) The information required by this Item 29 with respect to
each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission
pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an
affiliated person of an affiliated person of the Registrant.

Item 28.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or
its shareholder service agent, Franklin Templeton Investor
Services  LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-
7313.

Item 29.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.  Undertakings

Not Applicable

                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company  Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this
Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned,
thereunto duly authorized in the City of San Mateo and the State of California, on the 25th day of November, 2008.

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        (Registrant)

                        By: ____________________
                            David P. Goss
                            Vice President

Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Rupert H. Johnson, Jr.* Chief Executive           Officer --
Rupert H. Johnson, Jr.  Investment Management
                        Dated: November           25, 2008

Galen G. Vetter*        Chief Executive Officer --
Galen G. Vetter         Finance and Administration
                        Dated: November 25, 2008

Laura L. Fergerson*     Chief Financial Officer and
Laura L. Fergerson      Chief Accounting Officer
                        Dated: November 25, 2008

Harris J. Ashton*       Trustee
Harris J. Ashton        Dated: November 25, 2008

Robert F. Carlson*      Trustee
Robert F. Carlson       Dated: November 25, 2008

Sam Ginn*               Trustee
Sam Ginn                Dated: November 25, 2008

Edith E. Holiday*       Trustee
Edith E. Holiday        Dated: November 25, 2008

Charles B. Johnson*     Trustee
Charles B. Johnson      Dated: November 25, 2008

Gregory E. Johnson*     Trustee
Gregory  E. Johnson     Dated: November 25, 2008

Frank W.T. LaHaye*      Trustee
Frank W.T. LaHaye       Dated: November 25, 2008

Frank A. Olson*         Trustee
Frank A. Olson          Dated: November 25, 2008

Larry D. Thompson*      Trustee
Larry D. Thompson       Dated: November 25, 2008

John  B. Wilson*        Trustee
John  B. Wilson         Dated: November 25, 2008

*By:  ______________________________
      David P. Goss, Attorney-in-Fact
      (Pursuant to  Power of Attorney filed herewith)

               FRANKLIN NEW YORK TAX-FREE TRUST
                   REGISTRATION STATEMENT
                       EXHIBITS INDEX

EXHIBIT NO.    DESCRIPTION                         LOCATION

EX-99.(a)(i)   Agreement and Declaration of          *
               Trust of Franklin New York Tax-
               Free Trust, a Delaware Statutory
               Trust, dated October 18, 2006

EX-99.(a)(ii)  Certificate of Trust of Franklin      *
               New York Tax-Free Trust, a
               Delaware Statutory Trust, dated
               October 18, 2006

EX-99.(a)(iii) Amendment dated October 21, 2008    Attached
               to Agreement and Declaration of
               Trust dated October 18, 2006

EX-99.(b)(i)   By-Laws of Franklin New York Tax-     *
               Free Trust, a Delaware Statutory
               Trust

EX-99.(d)(i)   Form of Investment Management         *
               Agreement between Registrant on
               behalf of Franklin New York
               Limited-Term Tax-Free Income Fund

EX-99.(d)(ii)  Form of Investment Management         *
               Agreement between Registrant on
               behalf of Franklin New York
               Insured Tax-Free Income Fund,
               Franklin New York Intermediate-
               Term Tax-Free Income Fund,
               Franklin New York Tax-Exempt Money
               Fund and Franklin Advisers, Inc.,
               A California Corporation

EX-99.(e)(i)   Form of Distribution Agreement        *
               between Registrant and
               Franklin/Templeton Distributors
               Inc.

EX-99.(e)(ii)  Forms of Selling Agreements           *
               between Franklin/Templeton
               Distributors, Inc. and Securities
               Dealers dated November 1, 2003

EX-99.(e)(iii) Amendment dated May 15 2006 to        *
               Forms of Selling Agreements
               between Franklin/Templeton
               Distributors, Inc. and Securities
               Dealers dated November 1, 2003

EX-99.(g)(i)   Master Custody Agreement between      *
               Registrant and The Bank of New
               York Mellon dated February 16,
               1996

EX-99.(g)(ii)  Amendment dated May 7, 1997 to        *
               Master Custody Agreement between
               the Registrant and The Bank of New
               York Mellon dated February 16,
               1996

EX-99.(g)(iii) Amendment dated February 27, 1998     *
               to the Master Custody Agreement
               between the Registrant and The
               Bank of New York Mellon dated
               February 16, 1996

EX-99.(g)(iv)  Amendment dated June 3, 2008, to   Attached
               Exhibit A of the Master Custody
               Agreement between Registrant and
               The Bank of New York Mellon dated
               February 16, 1996

EX-99. (g)(v)  Terminal Link Agreement between       *
               Registrant and The Bank of New
               York Mellon dated February 16,
               1996

EX-99.(h)(i)   Form of Subcontract for               *
               Administrative Services between
               Franklin Advisers, Inc. and
               Franklin Templeton Services, LLC

EX-99.(h)(ii)  Form of Fund Administrative           *
               Agreement between Franklin New
               York Tax-Free Trust, a Delaware
               Statutory Trust, on behalf of its
               series, Franklin New York Limited-
               Term Tax-Free Income Fund and
               Franklin Templeton Services, LLC

EX-99.(i)(i)   Opinion and Consent of Counsel        *
               dated January 25, 2008

EX-99.(j)(i)   Consent of Independent Registered     *
               Public Accounting Firm

EX-99.(m)(i)   Form of Class A Distribution Plan     *
               pursuant to Rule 12b-1 between
               Registrant on behalf of Franklin
               New York Insured Tax-Free Income
               Fund

EX-99.(m)(ii)  Form of Class A Distribution Plan     *
               pursuant to Rule 12b-1 between
               Registrant on behalf of Franklin
               New York Intermediate-Term Tax-
               Free Income Fund

EX-99.(m)(iii) Form of Class A Distribution Plan     *
               pursuant to Rule 12b-1 between
               Registrant on behalf of Franklin
               New York Limited-Term Tax-Free
               Income Fund

EX-99.(m)(iv)  Form of Class C Distribution Plan     *
               pursuant to Rule 12-b1 between
               Registrant on behalf of Franklin
               New York Insured Tax-Free Fund --
               Class C  and Franklin New York
               Intermediate-Term Tax-Free Income
               Fund -- Class C

EX-99.(n)(i)   Multiple Class Plan on behalf of      *
               Franklin New York Insured Tax-Free
               Income Fund Income Fund

EX-99.(n)(ii)  Multiple Class Plan on behalf of   Attached
               Franklin New York Intermediate-
               Term Tax-Free Income Fund

EX-99.(p)(i)   Code of Ethics dated May 2008      Attached

EX-99.(q)(i)   Power of Attorney dated February   Attached
               25, 2008

*Incorporated by reference